Derivative Instruments and Hedging Activities - Commitment of Cross Currency Swaps (Detail) - Cross Currency Interest Rate Contract kr in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 USD ($)	Dec. 31, 2020 NOK (kr)
Derivative [Line Items]
Fair Value / Carrying Amount of Asset / (Liability)	$ (15,517)
Six Point Zero Margin [Member] | NIBOR
Derivative [Line Items]
Derivative, Notional Amount	$ 146,500	kr 1,200,000
Variable interest rate on debt	6.00%	6.00%
Fixed Rate Payable	7.72%	7.72%
Fair Value / Carrying Amount of Asset / (Liability)	$ (9,051)
Remaining Term (years)	9 months 18 days
Five Point One Five Margin | NIBOR
Derivative [Line Items]
Derivative, Notional Amount	$ 112,000	kr 1,000,000
Variable interest rate on debt	5.15%	5.15%
Fixed Rate Payable	5.74%	5.74%
Fair Value / Carrying Amount of Asset / (Liability)	$ 4,505
Remaining Term (years)	4 years 8 months 12 days
Four Point Six Zero Margin [Member] | NIBOR
Derivative [Line Items]
Derivative, Notional Amount	$ 102,000	kr 850,000
Variable interest rate on debt	4.60%	4.60%
Fixed Rate Payable	7.89%	7.89%
Fair Value / Carrying Amount of Asset / (Liability)	$ (10,971)
Remaining Term (years)	2 years 8 months 12 days